Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
REVENUES	$ 23,308,508	$ 20,225,619	$ 66,617,004	$ 65,502,882
TOTAL REVENUES	23,308,508	20,225,619	66,617,004	65,502,882
COST OF REVENUES	12,360,170	12,433,898	36,591,581	39,755,919
GROSS PROFIT	10,948,338	7,791,721	30,025,423	25,746,963
OPERATING EXPENSES:
Selling and fulfillment	6,025,878	6,537,124	23,026,329	24,294,673
General and administrative	3,321,184	3,065,795	9,218,842	8,879,326
Impairment loss - goodwill	0	0	0	3,060,034
Total operating expenses	9,347,062	9,602,919	32,245,171	36,234,033
INCOME (LOSS) FROM OPERATIONS	1,601,276	(1,811,198)	(2,219,748)	(10,487,070)
OTHER INCOME (EXPENSE)
Interest expenses	(181,199)	(238,623)	(592,176)	(800,783)
Loss on equity method investment	(792)	(1,297)	(2,618)	(8,625)
Other non-operating income (expense)	(29,669)	(72,235)	32,003	199,125
Total other expenses, net	(211,660)	(312,155)	(562,791)	(610,283)
INCOME (LOSS) BEFORE INCOME TAXES	1,389,616	(2,123,353)	(2,782,539)	(11,097,353)
PROVISION FOR INCOME TAX EXPENSE (BENEFIT)	377,147	(589,581)	(587,674)	(2,085,126)
NET INCOME (LOSS)	1,012,469	(1,533,772)	(2,194,865)	(9,012,227)
Non-controlling interest	(3,613)	(3,238)	(9,604)	(8,878)
NET INCOME (LOSS) ATTRIBUTABLE TO IPOWER INC.	1,016,082	(1,530,534)	(2,185,261)	(9,003,349)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	69,122	17,604	(91,840)	(46,722)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO IPOWER INC.	$ 1,085,204	$ (1,512,930)	$ (2,277,101)	$ (9,050,071)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK
Basic	29,821,811	29,730,914	29,791,990	29,702,014
Diluted	29,821,811	29,730,914	29,791,990	29,702,014
EARNINGS (LOSSES) PER SHARE
Basic	$ 0.03	$ (0.05)	$ (0.07)	$ (0.30)
Diluted	$ 0.03	$ (0.05)	$ (0.07)	$ (0.30)